Stock Plans (Tables)	12 Months Ended
Sep. 30, 2014
Stock Plans
Schedule of stock option activity

	Number of Options (in millions)	Weighted Average Exercise Price
Balance, September 30, 2011	2.9	$21.38
Granted	—	—
Exercised	(0.4)	11.40
Cancelled	—	26.23

Balance, September 30, 2012	2.5	22.81

Granted	—	—
Exercised	(0.8)	18.31
Cancelled	(0.1)	26.83

Balance, September 30, 2013	1.6	24.73

Granted	0.6	31.62
Exercised	(0.5)	23.64
Cancelled	(0.1)	26.87

Balance, September 30, 2014	1.6	27.69

Exercisable as of September 30, 2012	2.1	$22.07

Exercisable as of September 30, 2013	1.4	24.51

Exercisable as of September 30, 2014	0.9	25.16

Summary of information concerning outstanding and exercisable options

	Options Outstanding				Options Exercisable
	Number Outstanding as of September 30, 2014 (in millions)	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Number Exercisable as of September 30, 2014 (in millions)	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
Range of Exercise Prices
$21.01 - $23.94	0.4	1.18	$23.46	$4.1	0.4	1.18	$23.46
24.45 - 28.67	0.5	2.06	26.24	3.6	0.5	2.06	26.24
30.96 - 34.00	0.7	9.17	31.65	0.8	—	0.66	32.53

	1.6	4.69	27.69	$8.5	0.9	1.65	25.16